Marketable securities - Schedule of Marketable Securities by Contractual Maturities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Marketable Securities [Abstract]
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, Year One	$ 101,818	$ 38,693
Debt Securities, Available-for-Sale, Fair Value, Maturity, Allocated and Single Maturity Date, after Year One Through Two	36,601	28,859
Debt Securities, Available-for-Sale, Total	$ 138,419	$ 67,552